Nature of operations	12 Months Ended
Dec. 31, 2021
Nature of operations

1.	Nature of operations

XORTX Therapeutics Inc. (the “Company” or “XORTX”) was incorporated under the laws of Alberta, Canada on August 24, 2012 under the name ReVasCor Inc. and was continued under the Canada Business Corporations Act on February 27, 2013 under the name of XORTX Pharma Corp. Upon completion of the reverse take-over (“RTO”) transaction on January 10, 2018 with APAC Resources Inc. (“APAC”), a company incorporated under the laws of British Columbia, the Company changed its name to “XORTX Therapeutics Inc.” and XORTX Pharma Corp. became a wholly-owned subsidiary.

On September 23, 2021, the Company completed a share consolidation of the common shares on a basis of 1 post-consolidation common share for 11.74 pre-consolidation common shares (the “Consolidation”). As required by IAS 33, Earnings per Share, all information with respect to the number of common shares and issuance prices for time periods prior to the Consolidation have been restated to reflect the Consolidation.

XORTX is a public company listed on the TSX Venture Exchange (the “TSXV”), on the Nasdaq Stock Market (“Nasdaq”) under the symbol “XRTX”, and on the Börse Frankfurt under the symbol “ANU”. The Company’s operations and mailing address is Suite 4000, 421 - 7th Avenue SW, Calgary, Alberta, T2P 4K9 and its head office and registered address is located at Suite 2400, 745 Thurlow Street, Vancouver, British Columbia, V6E 0C5.

XORTX is a bio-pharmaceutical company, dedicated to the development and commercialization of therapies to treat progressive kidney disease modulated by aberrant purine and uric acid metabolism in orphan disease indications such as autosomal dominant polycystic kidney disease, larger market type 2 diabetic nephropathy, and fatty liver disease. The Company’s current focus is on developing products to slow and/or reverse the progression of kidney disease in patients at risk of end stage kidney failure.

The Company is subject to a number of risks associated with the successful development of new products and their marketing and the conduct of its clinical studies and their results. The Company will have to finance its research and development activities and its clinical studies. To achieve the objectives in its business plan, the Company plans to raise the necessary capital and to generate revenues. Although there is no certainty, management is of the opinion that additional funding for future projects and operations can be raised as needed. The products developed by the Company will require approval from the U.S. Food and Drug Administration and equivalent organizations in other countries before their sale can be authorized. If the Company is unsuccessful in obtaining adequate financing in the future, research activities will be postponed until market conditions improve.

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, have adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or results of operations at this time. To date, COVID-19 has had little impact on the Company’s operations but may impact the Company’s ability to obtain additional financing to support future research projects.